15. INCOME TAXES (Details 3) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Taxes Details 3
Beginning balance	$ 196,583	$ 193,097
Lapses of statutes of limitations	(161,344)	0
Effect of foreign currency translation	(35,239)	3,486
Ending balance	$ 0	$ 196,583